EMPLOYEE BENEFIT PLANS Employer plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Participation in the multiemployer pension plans
Contributions by Global Power	$ 9,233	$ 9,414
Boilermaker-Blacksmith National Pension Trust
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Other
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Implemented
Contributions by Global Power	$ 2,117	$ 1,681
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Dec. 31, 2018
Central Pension Fund of the IUOE and Participating Employers
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 105	$ 99
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Dec. 31, 2018
Central States, Southeast, and Southwest Pension Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Other
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Implemented
Contributions by Global Power	$ 65	$ 44
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Dec. 31, 2018
Empire State Carpenters Pension Plan
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 15	$ 3
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Aug. 17, 2017
Excavators Union Local 731 Pension Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 385	$ 321
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Apr. 30, 2022
IBEW Local 1579 Pension Plan
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 123	$ 326
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Jul. 31, 2020
Insulators Local No. 96 Pension Plan
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Other
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Implemented
Contributions by Global Power	$ 44	$ 64
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Jul. 31, 2020
Iron Workers District Council of Tennessee Valley & Vicinity Pension Plan
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 128	$ 150
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Nov. 30, 2017
IUPAT Industry Pension Plan
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Other
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Implemented
Contributions by Global Power	$ 2,061	$ 1,772
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Dec. 31, 2018
Laborers National Pension Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 111	$ 285
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Dec. 31, 2018
National Asbestos Workers Pension Plan
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Other
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Implemented
Contributions by Global Power	$ 1,315	$ 1,167
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Dec. 31, 2018
National Electrical Benefits Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 203	$ 308
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Dec. 31, 2018
Northwest Sheet Metal Workers Pension Trust
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 21	$ 74
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Nov. 01, 2017
Plumbers & Pipefitters National Pension Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Other
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Implemented
Contributions by Global Power	$ 244	$ 637
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Dec. 31, 2018
Plumbers & Steamfitters Local No. 150 Pension Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 11	$ 122
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Jul. 31, 2020
Plumber and Steamfitters Local Union No. 43 Pension Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 117	$ 6
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Nov. 30, 2017
Sheet Metal Workers Local No. 177 Pension Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 62	$ 43
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Nov. 30, 2017
Sheet Metal Workers' National Pension Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Other
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Implemented
Contributions by Global Power	$ 354	$ 400
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Dec. 31, 2018
Southern Ironworkers Pension Plan
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 111	$ 36
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Jul. 31, 2020
Tri-State Carpenters & Joiners Pension Trust Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Other
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Implemented
Contributions by Global Power	$ 238	$ 228
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Nov. 30, 2017
Pipe Trades Services of MN Pension Plan
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 25	$ 4
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Aug. 01, 2017
Washington State Plumbing and Pipefitting Industry Pension Plan
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 69	$ 187
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Nov. 01, 2017
Washington-Idaho Laborers-Employers Pension Trust
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 74	$ 177
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Nov. 01, 2017
Washington-Idaho-Montana Carpenters-Employers Retirement Fund
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Other	Other
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Implemented
Contributions by Global Power	$ 77	$ 316
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Nov. 01, 2017
Western States Insulators and Allied Workers Pension
Participation in the multiemployer pension plans
Multiemployer Plans, Certified Zone Status	Green	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	No
Contributions by Global Power	$ 24	$ 109
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date	Nov. 01, 2017
All Others
Participation in the multiemployer pension plans
Contributions by Global Power	$ 1,134	$ 862
Minimum
Participation in the multiemployer pension plans
Individual union CBA range	1 year
Maximum
Participation in the multiemployer pension plans
Individual union CBA range	3 years